Document and Entity Information	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-27687
Entity Registrant Name	BSQUARE CORP/WA
Entity Central Index Key	0001054721
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1650880
Entity Address, Address Line One	PO Box 59478
Entity Address, City or Town	Renton
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98058
City Area Code	425
Local Phone Number	519-5900
Title of 12(b) Security	Common stock, no par value
Trading Symbol	BSQR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false